                                                           File Number 33-62147


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C.  20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NUMBER


                         POST-EFFECTIVE AMENDMENT NUMBER 3


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NUMBER ____


                           VARIABLE ANNUITY ACCOUNT
             (formerly Minnesota Mutual Variable Annuity Account)
    -----------------------------------------------------------------------
                           (Exact Name of Registrant)



                       Minnesota Life Insurance Company
             (formerly The Minnesota Mutual Life Insurance Company)
    -----------------------------------------------------------------------
                              (Name of Depositor)


            400 Robert Street North, St. Paul, Minnesota  55101-2098
    -----------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)


                                 (651) 665-3500
    -----------------------------------------------------------------------
              (Depositor's Telephone Number, Including Area Code)



            Dennis E. Prohofsky                           Copy to:
           Senior Vice President,                   J. Sumner Jones, Esq.
       General Counsel and Secretary                   Jones & Blouch L.L.P.
     Minnesota Life Insurance Company         1025 Thomas Jefferson Street, N.W.
          400 Robert Street North                         Suite 405
      St. Paul, Minnesota  55101-2098              Washington, D.C.  20007
  (Name and Address of Agent for Service)



IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)
         immediately upon filing pursuant to paragraph (b)
     ---
         on (date) pursuant to paragraph (b) of Rule 485
     ---
         60 days after filing pursuant to paragraph (a)(i)
     ---
      X  on May 3, 1999 pursuant to paragraph (a)(i)
     ---
         75 days after filing pursuant to paragraph (a)(ii)
     ---
         on (date) pursuant to paragraph (a)(ii) of Rule 485.
     ---
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
         this post-effective amendment designates a new effective date for a
     ---
          previously filed post-effective amendment.


Title of Securities being registered:  Immediate Variable Annuity Contracts

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                            Variable Annuity Account


                       Cross Reference Sheet to Prospectus


Form N-4

Item Number    Caption in Prospectus

    1.         Cover Page

    2.         Special Terms

    3.         Questions and Answers About the Variable Annuity Contracts

    4.         Condensed Financial Information; Performance Data

    5.         General Descriptions

    6.         Contract Charges

    7.         Description of the Contracts

    8.         Description of the Contracts; Annuity Payments and Options

    9.         Description of the Contracts; Death Benefits

   10.         Description of the Contracts; Purchase Payments and Value of the
               Contract

   11.         Description of the Contracts; Redemptions

   12.         Federal Tax Status

   13.         Not Applicable

   14.         Table of Contents of the Statement of Additional Information

PROSPECTUS

                      IMMEDIATE VARIABLE ANNUITY CONTRACT
                            VARIABLE ANNUITY ACCOUNT
              ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                           Telephone: (651) 665-3500

This Prospectus describes an individual, immediate variable annuity contract (the "contract") offered by Minnesota Life Insurance Company. It may be used in connection with all types of personal retirement plans.

Your contract values are invested in our Variable Annuity Account. The Variable Annuity Account invests in shares of the Index 500 Portfolio of the Advantus Series Fund, Inc. The value of the contract and the amount of each variable annuity payment will vary in accordance with the performance of the Index 500 Portfolio, except as payments are guaranteed in amount by Minnesota Life. The contract lets you make additional purchase payments and withdrawals during part of the time you are receiving annuity payments.

This Prospectus includes information you should know before purchasing a contract. You should read and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling (651) 665-3500, or by us at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

           THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT
                    PROSPECTUS OF ADVANTUS SERIES FUND, INC.
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND
                         RETAINED FOR FUTURE REFERENCE.

The date of this document and the Statement of Additional Information is: May 3,
                                     1999.

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS
  AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN
  OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

TABLE OF CONTENTS


                                                                                            PAGE
                                                                                          ---------
SPECIAL TERMS                                                                                     1
QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT                                         3
EXPENSE TABLE                                                                                     7
CONDENSED FINANCIAL INFORMATION                                                                   8
GENERAL DESCRIPTIONS                                                                              9
      Minnesota Life Insurance Company                                                            9
      Separate Account                                                                            9
      Advantus Series Fund, Inc.                                                                  9
      Additions, Deletions or Substitutions                                                      10
CONTRACT CHARGES                                                                                 11
      Sales Charges                                                                              11
      Risk Charge                                                                                11
      Mortality and Expense Risk Charges                                                         12
      Administration Charge                                                                      12
DESCRIPTION OF THE CONTRACTS                                                                     13
      General Provisions                                                                         13
      Annuity Payments and Options                                                               15
      Death Benefits                                                                             18
      Purchase Payments and Value of the Contract                                                19
      Redemptions                                                                                21
FEDERAL TAX STATUS                                                                               24
VOTING RIGHTS                                                                                    24
PERFORMANCE DATA                                                                                 31
YEAR 2000 COMPUTER PROBLEM                                                                       31
STATEMENT OF ADDITIONAL INFORMATION                                                              32
APPENDIX A -- CONDENSED FINANCIAL INFORMATION                                                   A-1
APPENDIX B -- TAXATION OF QUALIFIED PLANS                                                       B-1
APPENDIX C -- COMPUTATION AND EXAMPLES OF WITHDRAWALS                                           C-1
APPENDIX D -- IMMEDIATE VARIABLE ANNUITY ILLUSTRATION                                           D-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

AGE:  the age of a person at nearest birthday.

ANNUITANT: the person named on page one of the contract who may receive lifetime benefits under the contract. Except in the event of the death of either annuitant prior to the annuity payment commencement date, joint annuitants will be considered a single entity.

ANNUITY PAYMENT COMMENCEMENT DATE: the first annuity payment date as specified on page one of the contract.

ANNUITY PAYMENT DATE: each day indicated by the annuity payment commencement date and the annuity payment frequency for an annuity payment to be determined. This is shown on page one of the contract.

ANNUITY PAYMENTS: payments made at regular intervals to the annuitant or any other payee. The annuity payments will increase or decrease in amount. The changes will reflect the investment experience of the sub-account of the separate account.

ANNUITY UNIT:  the standard of value for the variable annuity payment amount.

BENEFICIARY: the person, persons or entity designated to receive death benefits payable in the event of the annuitant's death.

CASH VALUE: the dollar amount available for withdrawal under the contract at any time. A cash value exists only as long as both the number of cash value units and the applicable factor from the cash value factor table shown in the contract are greater than zero.

CASH VALUE PERIOD: the time during which there is a cash value under the contract. The cash value period begins on the annuity commencement date and ends on the cash value end date shown on page one of the contract.

CASH VALUE UNIT: the measure of your interest in the Separate Account that is available for withdrawal during the cash value period.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT DATE:  the effective date of a contract.

FUND: Advantus Series Fund, Inc. or any mutual fund or separate investment portfolio within a series mutual fund which is designated as an eligible investment for the Separate Account.

GENERAL ACCOUNT: all of our assets other than those in the Separate Account or in other separate accounts established by us.

GUARANTEED MINIMUM ANNUITY PAYMENT AMOUNT: the amount which is guaranteed as the minimum annuity payment amount. This amount is payable regardless of the performance of the Sub-Account. Purchase payments and cash value withdrawals will change the guaranteed minimum annuity payment amount.

JOINT OWNER: the person designated to share equally in the rights and privileges provided to the owner of this contract. Only you and your spouse may be named as a joint owner in those states where we offer joint contracts.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan which provide benefits using these contracts.

PURCHASE PAYMENT DATE: the date we receive a purchase payment in our home office.

PURCHASE PAYMENTS:  amounts paid to us as consideration for the contract.

SEPARATE ACCOUNT: a separate investment account entitled Variable Annuity Account. The assets of the Separate Account are ours. Those assets are not subject to claims arising out of any other business which we may conduct.

SURRENDER VALUE: the surrender value of the contract shall be the total annuity value as of the date of surrender plus the amounts deducted from purchase payments. These include deductions for sales charges, risk charges and state premium taxes where applicable.

TOTAL ANNUITY VALUE: the total annuity value represents your total interest in the Separate Account.

VALUATION DATE:  any date on which a Fund is valued.

VALUATION PERIOD: the period between successive valuation dates measured from the time of one determination to the next.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

WE, OUR, US:  Minnesota Life Insurance Company.

WRITTEN REQUEST: a request in writing signed by you. In the case of joint owners, the signatures of both owners will be required to complete a written request. In some cases, we may provide a form for your use. We may also require that the contract be sent to us along with your written request.

YOU, YOUR: the owner of this contract. The owner may be the annuitant or someone else. The owner is named in the application.

1940 ACT: the Investment Company Act of 1940, as amended, or any similar successor federal legislation.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACT

WHAT IS AN ANNUITY?

An annuity is a series of payments for the life of a person or for the joint lifetimes of the annuitant and another person and thereafter during the lifetime of the survivor. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account of an insurance company is called a variable annuity.

WHAT IS AN IMMEDIATE ANNUITY?

An immediate annuity provides for annuity payments beginning within a relatively short period after contract issue. This type of annuity is distinguished from a deferred annuity where contract values may be left with an insurance company or separate account for some years before annuity payments begin. In some states this period is shortened so that the contract may be considered to be an immediate annuity within that state.

WHAT IS THE CONTRACT OFFERED BY THIS PROSPECTUS?

The contract is an immediate, variable annuity contract with scheduled annuity payments. Annuity payments may be received on a monthly, quarterly, semi-annual or annual basis. These payments may begin immediately and must begin on a date within 12 months after the issue date of the contract. Purchase payments are allocated to the Separate Account. In the Separate Account, your purchase payments are put into a Sub-Account which invests only in the Index 500 Portfolio of the Fund.

IS THERE A GUARANTEED MINIMUM ANNUITY PAYMENT AMOUNT?

Yes. You will receive at least the guaranteed minimum annuity payment amount shown in your contract. Each variable annuity payment will vary upwards or downwards in accordance with the performance of the Sub-Account, however, unless it would be less than the guaranteed minimum annuity payment amount. If it is, you will get the guaranteed amount instead. At each annuity payment date, we will pay the annuitant or annuitants the greater of:

    - the annuity payment amount determined by multiplying the number of annuity units times the annuity unit value; or

    - the guaranteed minimum annuity payment amount currently in force for the contract.

We guarantee that variable annuity payments will always be at least 85% of the initial variable annuity payment amount. We determine this amount when we issue your contract. It is shown on page one of the contract. If an additional purchase payment is made, we guarantee that variable annuity payments will always be at least 85% of the annuity amount attributable to that additional purchase payment, plus the amount already guaranteed. If you withdraw cash value amounts, the guaranteed annuity payment amount will be reduced by the same proportion that the withdrawal reduces the number of annuity units.

IS THE AMOUNT OF THE CASH VALUE OF THE CONTRACT GUARANTEED?

No. The cash value of the contract decreases as annuity payments are made. It will also increase or decrease based upon the performance of the Sub-Account of the Separate Account. This is reflected in the annuity unit value. We do not guarantee the performance of any Sub-Account, nor do we guarantee the annuity unit value, which may fall to zero. The performance of the Sub-Account will not affect the duration of the cash value period.

ARE THERE LIMITATIONS ON PURCHASE PAYMENTS?

Yes. A purchase payment in an amount of at least $10,000 is required in order for us to issue the contract. Contracts will not be issued for less than that amount.

After we issue the contract, you may make additional purchase payments. This right extends only until the end cash value period of the contract. This period is shown on page one of the contract. You may make more purchase payments only while the annuitant is alive. Additional purchase payments must be in an amount of at least $5,000. We will waive this contract limitation for amounts which are received after the contract effective date as part of an integrated rollover or
Section 1035 transaction.

WHEN ADDITIONAL PURCHASE PAYMENTS ARE MADE UNDER AN EXISTING IMMEDIATE VARIABLE ANNUITY CONTRACT, THOSE PURCHASE PAYMENTS FOR TAX PURPOSES WILL NOT RESULT IN A RECALCULATION OF THE OWNER'S INVESTMENT IN THE CONTRACT AND A DETERMINATION OF A NEW EXCLUSION AMOUNT. THE AMOUNT OF THOSE ADDITIONAL PURCHASE PAYMENTS WILL BE TAXABLE WHEN DISTRIBUTED, AS AN ANNUITY OR OTHERWISE.

WE RESERVE THE RIGHT TO SUSPEND THE SALE OF THESE CONTRACTS AND TO TERMINATE YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE CONTRACT.

Total purchase payments may not exceed $1,000,000 except with our prior consent.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE SEPARATE ACCOUNT?

Purchase payments are allocated to the Sub-Account and in shares of the Index 500 Portfolio of the Fund.

There is no assurance that the Portfolio will meet its objectives. Additional information concerning the investment objectives and policies of the Portfolio can be found in the current prospectus for the Fund, which is attached to this Prospectus. You should carefully read the Fund prospectus before purchasing the contract.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

There are charges which reduce purchase payments and charges made directly to the assets held in the Separate Account.

A deduction for a sales charge and a risk charge is made from purchase payments. The sales charge is up to 4.5% of purchase payments.

The risk charge, for guaranteeing the minimum annuity payment amount, may be as much as 2% of each purchase payment. Currently, this charge is made at the per annum rate of 1.25% of purchase payments.

We deduct a daily charge of .80% of the net asset value of the Separate Account on an annual basis for our mortality and expense risk guarantees. We reserve the right to increase this charge to 1.40% on an annual rate.

The Portfolio pays advisory and other expenses. Total advisory and other expenses of the Portfolio is .44% of average daily net assets of the Portfolio on an annual basis.

We deduct an administrative charge from the net asset value of the Separate Account the amount of .15% computed daily, on an annual basis. We reserve the right to increase this charge to .40%.

Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

CAN YOU SURRENDER THE CONTRACT?

Yes. Before annuity payments begin, you can surrender the contract for its surrender value. The surrender value is its total annuity value plus the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable.

CAN YOU MAKE WITHDRAWALS FROM THE CONTRACT?

Yes. During the cash value period, you can make withdrawals of the cash value of the contract, pursuant to your written request. Each withdrawal must be in an amount of at least $500 or, if the cash value of the contract is less than that amount, all of the total remaining cash value in the contract must be withdrawn. Withdrawals are not allowed during the period before annuity payments begin.


A withdrawal of all or a portion of the cash value of the contract, subject to the dollar limitations described above, may be made during the "cash value period" of the contract. The amount of the cash value depends upon the number of cash value units in the contract. The number of cash value units and the cash value period are shown on page one of each contract. If you make later purchase payments or withdrawals we will give you a new page one.


When a withdrawal is made during the cash value period, the amount of the annuity payment to be received by the annuitant after the withdrawal will be recalculated. The guaranteed minimum annuity payment amount will be redetermined as well. Each will be adjusted downward to reflect the withdrawal of cash values.


WHEN WITHDRAWALS ARE TAKEN FROM THE CASH VALUE, ALL AMOUNTS RECEIVED BY THE TAXPAYER ARE TAXABLE AS ORDINARY INCOME IN THE YEAR IN WHICH THE WITHDRAWALS ARE TAKEN. THOSE AMOUNTS ARE TAXABLE TO THE RECIPIENT WITHOUT REGARD TO THE OWNER'S INVESTMENT IN THE CONTRACT OR ANY INVESTMENT GAIN IN THE CONTRACT.


DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

You may select one of two variable annuity options. One provides for lifetime variable annuity payments based on the life of a single annuitant, the other provides for the lifetime variable annuity payments based upon the combined lives of joint annuitants.

WHAT HAPPENS IF THE ANNUITANT DIES?

If the annuitant, or one of the named joint annuitants dies before annuity payments begin, we will pay a death benefit to you or the named beneficiary. This death benefit will be the sum of the contract's total annuity value plus the amounts deducted from the contract's purchase payments for sales charges, risk charges and state premium taxes, where applicable.


If the annuitant dies after annuity payments have begun, or after the second death in the case of joint annuitants, we will pay a death benefit. It will be equal to the cash value, if any, of the contract as of the date of the annuitant's death.


WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Portfolio held for their contracts in the Sub-Account of the Separate Account.

EXPENSE TABLE

The following contract expense information is intended to illustrate the expenses of the individual, immediate variable annuity contract. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

INDIVIDUAL, IMMEDIATE VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

                      CUMULATIVE TOTAL                        SALES CHARGE AS A PERCENTAGE
                     PURCHASE PAYMENTS                            OF PURCHASE PAYMENTS
------------------------------------------------------------  ----------------------------
                     $           0 to 499,999.99                              4.500%
                           500,000 to 749,999.99                              4.125
                         750,000 to 1,000,000.00                              3.750
                    1,000,000.01 to 1,499,999.99                              3.375
                       1,500,000 to 1,999,999.99                              3.000
                       2,000,000 to 2,499,999.99                              2.625
                       2,500,000 to 2,999,999.99                              2.250
                       3,000,000 to 3,999,999.99                              1.875
                       4,000,000 to 5,000,000.00                              1.500
Risk Charge                                                                   1.25%
                                                                             --
Total Contract Expenses (assuming maximum sales charge)                       5.75%

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

Mortality and Expense Risk Fees*                                              0.80%
Administrative Charge*                                                        0.15%
                                                                             --
Total Separate Account Annual Expenses                                        0.95%

ADVANTUS SERIES FUND, INC. INDEX 500 PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Index 500 Portfolio
Management Fees                                                                .40%
Other Expenses                                                                 .05%
                                                                             --
    Total Index 500 Portfolio Annual Expenses                                  .45%
                                                                             --
                                                                             --

EXAMPLE:

Whether or not you surrender your contract at the end of the applicable time period:

                                                            1 YEAR       3 YEARS     5 YEARS    10 YEARS
                                                          -----------  -----------  ---------  -----------
You would pay the following expenses on a $10,000          $     709    $     993   $   1,297   $   2,158
  investment as of the end of the period indicated,
  assuming a 5% annual return on assets:

*Under the terms of the contract, total mortality and expense risk fees may be increased to as much as 1.40% (provided any necessary regulatory approvals are obtained) and the administrative charge may be increased to as much as .40%.

These figures are based on the assumption that the contract will accumulate value prior to the annuity payment commencement date at a 5% annual return on assets for one, three, five and ten years, respectively. The maximum period allowable between the issuance of a contract and the commencement of annuity payments is one year.

The tables shown above are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon applicable law. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION

The financial statements of Variable Annuity Account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. Condensed financial information may be found in Appendix A.

(SIDEBAR)
We are a life insurance company.
The Variable Annuity Account is one of our separate accounts.
Contract values are invested in a single Portfolio.
(END SIDEBAR)

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. On October 1, 1998, a plan of reorganization created a mutual insurance holding company named Minnesota Mutual Companies, Inc. Minnesota Mutual reorganized as a stock insurance company subsidiary of the new holding company and took the new name Minnesota Life. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all state of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. SEPARATE ACCOUNT

We established the Variable Annuity Account on September 10, 1984. The Separate Account is registered as a "unit investment trust" with the SEC under the 1940 Act, but such registration does not signify that the SEC supervises the management, or the investment practices or policies, of the Separate Account.

The assets of the Separate Account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the Separate Account is entirely independent of both the investment performance of our General Account and of any of our separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.


The Separate Account has one Sub-Account available for your purchase payments to the contract. That Sub-Account invests in the Index 500 Portfolio.


C. ADVANTUS SERIES FUND, INC.

Advantus Series Fund, Inc. (the "Fund"), is a mutual fund advised by Advantus Capital Management, Inc. ("Advantus Capital"). Prior to May 1, 1997, the name of the Fund was "MIMLIC Series Fund, Inc." The Fund issues its shares only to us and our separate accounts. It may be offered to separate accounts of insurance companies affiliated with us in the future.


Advantus Capital is a wholly-owned subsidiary of Minnesota Life.


The only Portfolio of the Fund which is available for investment by the contract is the Index 500 Portfolio.

A prospectus for the Fund is attached to this Prospectus. You should carefully read the Fund's prospectus before investing in the contract.

(SIDEBAR)
We may change the Portfolios offered under the contract.
(END SIDEBAR)

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Separate Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another Fund for a sub-account. Substitution may be with respect to existing total annuity values and cash values, future purchase payments and future annuity payments.

We reserve the right to transfer assets of the separate account to another separate account.

We may also establish additional Sub-Accounts in the Separate Account and we reserve the right to add, combine or remove any Sub-Accounts of the Separate Account. Each additional Sub-Account will purchase shares in a new portfolio or mutual fund. Such Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining to eliminate one or more of the Sub-Accounts of the Separate Account. The addition of any investment option will be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the Separate Account under the 1940 Act to restrict or eliminate any voting rights of the contract owners, and to combine the Separate Account with one or more of our other separate accounts.

Shares of the Fund are also sold to some of our other separate accounts, which are used to receive and invest premiums paid under our variable life policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither we nor the Fund currently foresees any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response. Action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example,

    -  changes in state insurance laws,

    -  changes in federal income tax laws,

    - changes in the investment management of any of the Portfolios of the Fund, or

    - differences in voting instructions between those given by policy owners and those given by contract owners.

(SIDEBAR)
A deferred sales charge of up to 4.5% may apply.
The risk charge is 1.25%.
(END SIDEBAR)

CONTRACT CHARGES

Under this contract, there are deductions for charges from purchase payments and other charges which are made directly to the Separate Account. Deductions from purchase payments are made for sales charges, risk charges and state premium taxes, where applicable. Deductions for the mortality risk charge, expense risk charge and the administrative charge are all deducted on each valuation date from the Separate Account.

A. SALES CHARGES

A sales charge is deducted from the purchase payments. The percentage amount of the deduction is as follows:

      CUMULATIVE TOTAL        SALES CHARGE AS A PERCENTAGE
     PURCHASE PAYMENTS            OF PURCHASE PAYMENTS
----------------------------  ----------------------------
$            0 to 499,999.99              4.500%
       500,000 to 749,999.99              4.125
     750,000 to 1,000,000.00              3.750
1,000,000.01 to 1,499,999.99              3.375
   1,500,000 to 1,999,999.99              3.000
   2,000,000 to 2,499,999.99              2.625
   2,500,000 to 2,999,999.99              2.250
   3,000,000 to 3,999,999.99              1.875
   4,000,000 to 5,000,000.00              1.500

The applicable percentage will be based on the total cumulative purchase payments to the date of payment, including the new purchase payment. In addition, if you purchase multiple contracts at different times, purchase payments made under all contracts will be aggregated solely for the purpose of determining the sales charge applicable to those purchase payments made to later contracts.

These sales charges may be waived in whole or in part where sales expenses are not paid at the time of sale to registered representatives and broker-dealers responsible for the sale of the contracts or where the contract is sold in anticipation of reduced expenses in group or group-type situations. We will not eliminate or reduce a sales charge if that would be unfairly discriminatory to any person or class of persons.

B. RISK CHARGE

A risk charge is deducted from each purchase payment for our guarantee of the minimum annuity payment amount. The risk charge may be as much as 2% of each purchase payment. Currently, this charge is made at the per annum rate of 1.25% of purchase payments made to the contract. This rate is not guaranteed for future purchase payments made under the contract and may change based upon our experience.

(SIDEBAR)
The mortality and expense risk charge is .80%, but we may increase it to 1.40%. The administrative charge is .15%.
(END SIDEBAR)

If this deduction proves to be insufficient to cover our actual costs of the risk assumed by us in providing a guaranteed minimum payment, then we will absorb the resulting losses. If these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us.

C. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk by our obligation to continue to make scheduled annuity payments, in accordance with the annuity rate tables and other provisions contained in the contract, to each annuitant regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the scheduled annuity payments received under the contract. Our actual mortality results will not adversely affect any payments or values.

We assume an expense risk by assuming that deductions in the contracts will be adequate to cover our actual expenses. Our actual expense results incurred by us will not adversely affect any payments or values.

For assuming these risks, we currently make a deduction from the net asset value of the Separate Account to an annual rate of .80%. This is 0.55% for the mortality expense risk charge and 0.25% for the expense risk charge. We have the right to increase these charges. If these charges are increased to the maximum amount, then the total for the mortality risk and expense risk charges would be 1.40% on an annual basis.

If these deductions prove to be insufficient to cover our actual costs, then we will absorb the resulting losses. If these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit may be used to cover any distribution costs not recovered through the sales charge.

D. ADMINISTRATION CHARGE

We perform all administrative services relative to the contract. These services include the review of applications for compliance with our issue rules, the preparation and issue of the contract, the receipt of purchase payments, forwarding amounts to the Fund for investment, the calculation of the guaranteed minimum annuity payment amount, the preparation and mailing of periodic reports and the performance of other services.

As consideration for providing these services, we currently make a deduction from the Separate Account at the annual rate of 0.15%. We reserve the right to increase this charge. If we do, the amount of this charge will not exceed 0.40%.

(SIDEBAR)
The contract is an immediate payment variable annuity. It may be used with a variety of retirement plans.
We issue the contract to you and you select the annuitant.
(END SIDEBAR)

DESCRIPTION OF THE CONTRACTS

A. GENERAL PROVISIONS

1. Types of Contracts Offered

    (a) Variable Annuity Contract

        The contract is an individual, immediate, variable annuity contract issued by us. It provides for scheduled annuity payments on a monthly, quarterly, semi-annual or annual basis. These payments may begin immediately. They must begin on a date within 12 months after the issue date of the contract. Purchase payments received by us under a contract are allocated to the Separate Account. In the Separate Account, your purchase payments are put into a Sub-Account which are then invested in the Portfolio.


        This type of contract may be used in connection with a pension or profit sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may also be purchased by individuals not as a part of any qualified plan. The contract provides for a variable annuity which is paid on the basis of a single or joint life annuity. The annuity option elected may not be changed.


2. Issuance of Contracts

The contracts are issued to you. The owner of the contract may be the annuitant or someone else. The contract may be owned by two persons jointly. In some states, we may not offer joint contracts.

3. Modification of the Contracts

A written agreement between you and us may modify a contract. However, no modification will adversely affect the rights of an annuitant under the contract unless it is made to comply with a law or government regulation. You will have the right to accept or reject a modification. You cannot reject a modification where the contract is used in a tax-qualified arrangement, and the change is required to conform the contract with tax laws or regulations.

4. Assignment

The annuitant, or the joint annuitants, can direct or assign the contract annuity payments so that they are paid to someone else. We will not be bound by any assignment until we have recorded a written request of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action before it was recorded. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

(SIDEBAR)
You cannot pay more than $1 million unless we consent.
We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.
(END SIDEBAR)

If the contract is part of a tax-qualified program (including employer-sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose. To the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

5. Limitations on Purchase Payments

Purchase payments must be made at our home office. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098. When we receive a purchase payment, we will send you a confirmation statement and an updated page one for the contract.

A purchase payment in an amount of at least $10,000 will be required in order for us to issue the contract. We will not issue a contract for less than that amount.

After the contract has been issued, you may make additional purchase payments. You can do this only during the cash value period of the contract as shown on page one. Additional purchase payments may be made only while the annuitant is alive. Additional purchase payments must be in an amount of at least $5,000. We will waive this contract provision for amounts which are received after contract issue if it is part of an integrated rollover or Section 1035 transaction. When you make additional purchase payments, those purchase payments will not result in a recalculation of your investment in the contract and a determination of a new exclusion amount. You may also wish to consult with your tax adviser.

WE RESERVE THE RIGHT TO SUSPEND THE SALE OF THESE CONTRACTS AND TO TERMINATE YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE CONTRACT.

You may not make total purchase payments which exceed the amount of $1,000,000 unless you have our prior consent. Currently, we are accepting purchase payments of up to $5,000,000 without requiring specific advance consent.

Some states will limit these contracts to a single purchase payment.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

Whenever we make any payment in a single sum, we will make it within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject to postponement for:

    - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Commission;

(SIDEBAR)
The contract is non-participating.
(END SIDEBAR)

    - any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund;

    - or such other periods as the Commission may by order permit for the protection of the contract owners.

7. Participation

The contract is nonparticipating. Contracts issued before October 1, 1998 were participating.

No assurance can be given as to the amounts, if any, that will be distributable under participating contracts in the future. If any distribution of divisible surplus is made, it will take the form of the purchase of additional annuity units.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of

    - the mortality table specified in the contract, which reflects the age of the annuitant or the joint annuitants, and

    -  the investment performance of the Sub-Account.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units (and thus the amount of each scheduled annuity payment) will reflect investment gains and losses and investment income of the Portfolio. The amount of the annuity payment will increase or decrease from one annuity payment date to the next unless affected by the guaranteed minimum annuity payment amount.

2. Electing the Annuity Commencement Date

The contracts are issued as immediate annuities on the contract date. When you purchase a contract, you must indicate the annuity commencement date. It must be within 12 months from the contract date. Some jurisdictions may restrict this time limit to a shorter period.

An annuity payment may begin on any day of the month. Annuity payments may be received on a monthly, quarterly, semi-annual or annual basis.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

(SIDEBAR)
Two annuity options are available on a fixed. Each is payable only as a variable annuity.
The amount of your first annuity payment depends on the age of the annuitant and the annuity option you select.
(END SIDEBAR)

3. Annuity Forms

The contracts provide for two lifetime annuity forms, a life annuity or a joint and last survivor annuity. Each annuity payment option is available only as a variable annuity. No additional optional annuity forms are provided or allowed under the contracts.

LIFE ANNUITY

This is a scheduled annuity payable during the lifetime of the annuitant. Annuity payments terminate with the last scheduled payment preceding the death of the annuitant if the annuitant's death occurs after the cash value period has expired. If the annuitant dies during the cash value period, the beneficiary will be paid a death benefit that permits the beneficiary to elect to continue receiving payments until the end of the cash value period or to withdraw some or all of the cash value amount. Annuity payment amounts payable as a death benefit will be reduced for any cash value withdrawals received by the beneficiary.

JOINT AND LAST SURVIVOR ANNUITY

This is a scheduled annuity payable during the joint lifetime of the annuitant and a designated joint annuitant. Payments continue during the remaining lifetime of the survivor. If the last surviving annuitant dies during the cash value period, the beneficiary will be paid a death benefit. The beneficiary may elect to continue receiving payments until the end of the cash value period or to withdraw some or all of the cash value. Annuity payment amounts payable as a death benefit will be reduced for any cash value withdrawals received by the beneficiary. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant.

The amount of the first scheduled payment depends on the annuity form elected and the age of the annuitant and the joint annuitant, if any.

4. Determination of Amount of Variable Annuity Payments

Unless annuity payments are based on the guaranteed minimum annuity payment amount, the dollar amount of each variable annuity payment is equal to:

    -  the number of annuity units in the contract, multiplied by;

    -  the annuity unit value as of the due date of the payment.

A number of annuity units is credited at issuance of the contract based upon the initial annuity payment amount attributable to the initial purchase payment received for the contract. The number of annuity units to be credited is determined by dividing the initial annuity payment amount by the annuity unit value as of the contract date. The number of annuity units remains unchanged except as adjusted for your additional purchase payments, cash value withdrawals or an annuitant's death.

The initial annuity payment amount is determined by applying the purchase payment, after deductions, to the appropriate annuity purchase rate per $1,000. Deductions from purchase payments may include premium taxes. Where applicable, these taxes currently range from 0% to 3.5%.

(SIDEBAR)
Payments are guaranteed at 85% of your initial variable annuity.
(END SIDEBAR)

The initial annuity payment amount depends on the annuity form you elected and upon the adjusted age of the annuitant and the joint annuitant, if any. The initial annuity payment amount is also based upon annuity payment purchase rate tables which assume an interest rate of 4.5% per annum. The 4.5% interest rate will produce level annuity payments if the net investment performance remains constant at 4.5% per year. Subsequent payments will decrease, remain the same or increase depending upon whether the actual net investment performance is less than, equal to, or greater than 4.5%.

The amount of the first annuity payment after the initial purchase payment, or after an addition or withdrawal, may be different than the initial annuity payment amount used to determine the number of annuity units credited at the time of that transaction. The actual annuity payment amount on any due date is the number of annuity units multiplied by the annuity unit value on the due date of the payment. We will pay the guaranteed minimum annuity payment amount if that amount is greater. The annuity unit value recognizes the net sub-account performance between the date of a transaction and the date the annuity payment is calculated for payment.

5. Amount of Second and Subsequent Scheduled Annuity Payments

Unless annuity payments are the guaranteed minimum annuity payment amount, the dollar amount of the second and later variable annuity payments is equal to:

    -  the number of annuity units determined for the Sub-Account, times

    - the annuity unit value as of the due date of the payment. This amount will increase or decrease from payment to payment.

6. The Guaranteed Minimum Annuity Payment Amount

You will receive at least the guaranteed minimum annuity payment amount specified in your contract. Each variable annuity payment will vary upwards or downwards in accordance with investment performance unless it would be less than the guaranteed minimum annuity payment amount. At each annuity payment date, we will pay the annuitant or annuitants the greater of:

    - the annuity payment amount determined by multiplying the number of annuity units times the annuity unit value; or

    - the guaranteed minimum annuity payment amount currently in force for the contract.

We guarantee that variable annuity payments will always be at least 85% of the initial variable annuity payment amount.

The guaranteed amount is determined on the contract issue date and shown on page one of the contract. If an additional purchase payment is made, we will guarantee that variable annuity payments will always be at least 85% of the annuity amount attributable to that additional purchase payment, plus the amount already guaranteed when you make that purchase payment. If you withdraw cash value amounts under the contract, it will reduce the guaranteed annuity payment amount by the same proportion that the withdrawal reduces the number of annuity units.

(SIDEBAR)
This variable annuity has a death benefit during the cash value period. (END SIDEBAR)

C. DEATH BENEFITS


The contracts provide that in the event of the death of the annuitant or a joint annuitant before the annuity payments begin, a death benefit will be paid to you or, if applicable, to your beneficiary. The death benefit will be paid when we receive due proof, satisfactory to us, of the death at our home office. The death benefit will be the sum of:



    -  the total annuity value of the contract; plus


    - the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable.

Death proceeds will be paid in a single sum to the beneficiary designated to receive a lump sum benefit. Payment will be made within seven days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within five years of an owner's death.

We will pay the cash value of the contract, if any, as a lump sum death benefit in the event of the death of the annuitant or the second joint annuitant after annuity payments have begun. We will pay the death benefit to the beneficiary.

If you are not an annuitant and you die, or if any joint owner who is not an annuitant dies, a death benefit will be paid. This death benefit will be the same amount as the amount that would be paid on the death of the annuitant or joint annuitant. It will be paid out in the same manner, except that if death occurs before the annuity payments begin, the death benefit will be paid out within five years of the date of death. When we pay a death benefit on the death of the owner, no other contract benefits are then payable.

You can file a written request with us to change the beneficiary. It will not be effective until it is recorded in our home office records. After it has been recorded, it will take effect as of the date you signed the request. However, if a death occurs before the request has been recorded, the request will not be effective as to any death proceeds we have paid before the request was recorded in our home office. If a beneficiary dies, that beneficiary's interest in a contract ends with his or her death. Only those beneficiaries who survive will be eligible to share in the amount payable to the beneficiary at the annuitant's death. If there is no surviving beneficiary upon the death of the annuitant, any remaining value of death benefit payable to the beneficiary will be paid to the annuitant's estate.

If the death benefit is payable after annuity payments have begun, the beneficiary may elect to receive annuity payments during the remainder of the cash value period rather than a lump sum benefit. However, the number of annuity units will be set as a number equal to the number of cash value units as of the date of the annuitant's death. The annuity payments to the beneficiary will terminate at the end of the cash value period. Then, the guaranteed minimum annuity payment amount will be adjusted in proportion to any change in the number of annuity units. The new guaranteed minimum annuity payment amount will be equal to:

    - the guaranteed minimum annuity payment amount just prior to the annuitant's death, multiplied by

    -  the number of annuity units after the annuitant's death,

       (SIDEBAR)
Initial purchase payments are credited within 2 business days of our receipt of a complete application.
This immediate annuity allows you to make additional purchase payments.
(END SIDEBAR)

    -  divided by the number of annuity units prior to the annuitant's death.

If the beneficiary elects to continue the annuity payments, the cash value will also continue on the beneficiary's behalf as part of the death benefit. This allows the beneficiary to withdraw any or all of the cash value available at any time during the remaining cash value period. As with cash value withdrawals while the annuitant is alive, cash value withdrawals by the beneficiary after the annuitant's death will reduce future annuity payments and the guaranteed minimum annuity payment amount.

Death benefits payable after the annuitant's death must be distributed at least as rapidly as under the method elected by the annuitant or annuitants.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Annuity and Cash Value Units

You must complete an application and send it to our home office. We will review each application form submitted to us for compliance with our issue criteria and, if it is accepted, we will issue a contract. The initial purchase payment for the contract must be an amount of at least $10,000.

If we receive money and an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received and accepted. We will offer to return the initial purchase payment with an incomplete application if it appears that the application cannot be completed within five business days.

Purchase payments are credited to the contract in the form of annuity units and cash value units. Each purchase payment is credited on the valuation date coincident with or next following the date such purchase payment is received by us at our home office, except for the initial purchase payment. The number of annuity and cash value units credited with respect to each purchase payment is determined by:

    - dividing the initial annuity payment amount attributable to the purchase payment by

    - the then current annuity unit value for the Sub-Account on the date the purchase payment is credited.

The net amount of each purchase payment, after deductions, will be applied to purchase an additional initial annuity payment amount at least as great as that determined by using the guaranteed annuity payment purchase rate table for new purchase payments included in the contract. The guaranteed annuity payment purchase rates used for new purchase payments as shown in the contract. When a purchase payment is made, we are using a more favorable table of annuity payment purchase rates for new purchase payments, we will use that table instead.

The number of annuity and cash value units determined shall not be changed by any subsequent change in the value of a unit, but the value of a unit will vary from valuation date to valuation date to reflect the investment experience of the Sub-Account.

We will determine the value of annuity units on each day on which the Portfolio of the Fund is valued.

Cash value units will be credited for each purchase payment in a number equal to the number of annuity units credited for each respective purchase payment.

2. Total Annuity Value of the Contract

The total annuity value of the contract at any time is the present value of the future annuity payments expected to be made under the contract. The total annuity value represents your total interest in the Separate Account.


When the annuitant is alive, the total annuity value is equal to:



    - the sum of the number of cash value units, multiplied by the annuity unit value,


    - multiplied by the appropriate factor from the total annuity value factor table(s) included in the contract;

    - plus the number of annuity units in excess of the number of cash value units,

    -  multiplied by the annuity unit value,

    - multiplied by the appropriate factor from the total annuity value factor table(s) included in the contract.

After the annuitant's death, if the beneficiary elects to continue annuity payments for the remainder of the cash value period, the total annuity value will be equal to the cash value at all times during the cash value period.

3. Value of the Annuity Unit

The value of an annuity unit for the Sub-Account is determined on each valuation date by using the product of:


    -  the value of an annuity unit on the preceding valuation date;



    - the net investment factor for the Sub-Account for the valuation period ending on the current valuation date; and



    - a daily factor (.999879) which adjusts the value for the effect in the valuation period of the 4.5% annual assumed interest rate that has already been built into each contract's total annuity value, cash value and annuity payment calculations.


4. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a Sub-Account from one valuation period to the next. For the Sub-Account, the net investment factor for a valuation period is the gross investment rate for the valuation period, less a deduction for the mortality and expense risk charges and the administrative charge at the current rate of 0.95% per annum.

The gross investment rate is equal to:

    - the net asset value of a Portfolio share determined at the end of the current valuation period, plus

    - the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

(SIDEBAR)
The contract may be surrendered before annuity payments begin.
This immediate annuity allows cash withdrawals during the cash value period. (END SIDEBAR)

    - the net asset value of a Portfolio share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.
E. REDEMPTIONS

1. Withdrawals and Surrender

Withdrawals are not allowed prior to the "cash value period" which begins when annuity payments begin. At any time during the cash value period of the contract, you may request a withdrawal from the cash value of the contract. Each withdrawal must be in an amount of at least $500. However, if the cash value of the contract is less than that amount, the total of any remaining cash value in the contract must be withdrawn. Other restrictions on withdrawals may be present when the contract is used in conjunction with tax qualified programs. You must make a written request for any withdrawal or surrender.

You may surrender the contract at any time before the annuity payment commencement date. The annuity payment commencement date is the day the first annuity payment is made under the contract and it is the beginning of the cash value period. If you make a surrender request, you will receive the contract's surrender value. The surrender value will be determined on the valuation date coincident with or next following the day your written request is received at our home office.

Withdrawal or surrender proceeds will be paid in a single sum within seven days of our receipt of your written request.

(a) Determination of Surrender Value

The surrender value of a contract is the total annuity value of the contract as of the date of surrender plus the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable. As this surrender value is available only until the time the first annuity payment is made under the contract, this provision has the effect of providing a return of your contract's charges, the net purchase payments, plus or minus investment gains or losses and less Separate Account charges, up until the time of that payment. As the maximum period of deferral is 12 months after the Contract Date, this provision offers a benefit which is limited in time.

(b) Determination of Cash Value

The cash value of the contract is not guaranteed. The cash value decreases as annuity payments are made, but also increases or decreases based on the performance of the Sub-Account of the Separate Account given by the relative change in the annuity unit value.

A withdrawal of all or a portion of the cash value of the contract, subject to the dollar limitations described above, may be made during the "cash value period" of the contract. The amount of the cash value available for withdrawal is equal to: (a) times (b) times (c), where (a) is the number of cash value units credited to

(SIDEBAR)
This is how we calculate your new annuity payment after a withdrawal.
This immediate annuity will always pay an annuity benefit, even if you withdraw all available amounts.
(END SIDEBAR)

the contract, (b) is the current annuity unit value and (c) is the appropriate cash value factor set forth in a table in the contract. The cash value period begins at the annuity payment commencement date of the contract and runs for a period approximately equal to the annuitant's life expectancy at the time the contract is issued. The number of cash value units and the cash value period are shown on page one of your contract. We will send you a new page one if you make subsequent purchase payments or withdrawals. This will inform you of the number of cash value units remaining in your contract.


The number of cash value units credited under a contract depends on your purchase payments cash withdrawals. On the issue date of the contract the number of cash value units will be equal to the number of annuity units credited to the contract. Normally, withdrawals will reduce both the number of cash value units and the number of annuity units but at different rates, so that after a withdrawal the number of cash value units will no longer equal the number of annuity units.


(c) Effect of Withdrawals on Cash Value

A withdrawal during the cash value period reduces the number of cash value units of the contract. The new number of cash value units after a withdrawal is equal to:

    -  the number of cash value units just prior to the withdrawal,

    -  multiplied by the cash value prior to withdrawal,

    - less the cash value withdrawn, divided by the cash value prior to withdrawal.

Cash value units are reduced on a last in, first out basis. Therefore, if you make additional purchase payments were made to the contract after its issue, the value of the cash value units attributable to those payments will be valued and cashed out as withdrawals first, running backwards in time until we reach the values attributable to the initial purchase payment.

(d) Annuity Payment Determinations after Withdrawals


A cash value withdrawal will affect future annuity payments by reducing the number of annuity units, the basis for determining the amount of those payments. The new number of annuity units following a cash value withdrawal will depend on whether or not the annuitant is alive at the time the cash value withdrawal is made. If the annuitant is not alive, in other words if the withdrawal is made by the beneficiary as part of the death benefit, the new number of annuity units will equal the number of cash value units following the withdrawal. At the death of the annuitant, the number of annuity units is adjusted, if necessary, to equal the then number of cash value units, and this equivalency is continued through any subsequent cash value withdrawals.


If the annuitant is alive at the time of the withdrawal, the adjustment of subsequent annuity payments that occurs after a withdrawal is designed to produce a new level of annuity payments -- assuming a rate of return exactly equal to 4.5% -- over the remaining lifetime of the contract, including the period after the end of the cash value period. After such a withdrawal, there will be less cash value to support benefit payments during the cash value period, so that the same level of annuity payments as before the withdrawal cannot be maintained

(SIDEBAR)
You can cancel your contract within 10 days of receiving it and we will refund you the greater of your accumulation value or your purchase payments.
(END SIDEBAR)


during the cash value period. In order to levelize payments -- again, based on the assumption of a 4.5% return -- both before and after the end of the cash value period, it is necessary to "redistribute" annuity payments, reducing payments after the end of the cash value period and using the portion of the excess reserves attributable to the reduction to increase payments during the cash value period above the level that could be supported by the remaining cash value alone to the level payable after the cash value period. (As a result, even if all of a contract's cash value is withdrawn, annuity payments will continue to be made, although at a considerably reduced level.)


If the annuitant is alive at the time of the withdrawal, annuity payments after a withdrawal are determined as follows. When a withdrawal occurs, the total annuity value of the contract is recomputed by adding the sum of the new cash value immediately after the withdrawal and the contract's excess reserves. The new total annuity value is then converted into a new "initial annuity payment amount," based on tables set forth in the contract, and the new initial annuity payment amount is in turn converted into annuity units by dividing it by the annuity unit value on the date of the withdrawal. The tables are actuarially computed to produce a level annuity payment for the remaining lifetime of the contract based on an interest rate of 4.5% and the mortality rates originally applied to purchase payments received under the contract using its specified table. When a cash value withdrawal is made, we will inform you of the new number of annuity units by sending you a new page one for your contract.

Redistribution of annuity payments after withdrawals do not adjust redistributions made in connection with prior withdrawals. Despite redistributions, the original mortality guarantees associated with each purchase payment are preserved.

While annuity payments will be reduced as a result of cash value withdrawals, so long as the annuitant is alive, annuity payments will never be eliminated by cash value withdrawals even if all available cash value is completely withdrawn. Some level of annuity benefit, under the option elected, will always be payable. Also, a new guaranteed annuity amount will always be in effect after cash withdrawals. While a new initial annuity payment amount is determined after a cash withdrawal, additional cash values are not created.

2. Right of Cancellation

You should read the contract carefully when you receive it. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of your intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

    - the total annuity value of the contract attributable to your purchase payments, plus the amounts deducted from your purchase payments, or

    - the amount of purchase payments paid under this contract. Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

(SIDEBAR)
You can instruct us how to vote Fund shares.
We are not offering tax advice. You should consult your own tax adviser. (END SIDEBAR)

VOTING RIGHTS


We will vote fund shares held in the Separate Account at the regular and special meetings of the Fund. We will vote shares attributable to contracts in accordance with instructions received from the annuitant or annuitants or, during the surrender period of the contract, from the owner, if different from the annuitants. In the event no instructions are received from the person or persons entitled to direct such a vote, we will vote shares attributable to that contract in the same proportion as shares of the Portfolio held by the Sub-Account for which instructions have been received. If, however, the 1940 Act, any interpretations of that Act or the regulations under it should change so that we may be allowed to vote shares in our own right, then we may elect to do so.


The number of votes will be determined by dividing the total annuity value for each contract allocated to the Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account. The votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We will notify each person entitled to vote of a Fund shareholders' meeting if the shares held for his or her contract may be voted at that meeting. We will also provide proxy materials and a form of instruction to facilitate provision of voting instructions.

FEDERAL TAX STATUS

INTRODUCTION

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service. The contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408, 408A or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a contract on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary may depend on the tax status of the individual concerned.

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Separate Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the Separate Account or on capital gains arising

(SIDEBAR)
Taxes on gains under the contract are normally deferred until there is a distribution of contract values.
Ordinary income tax rates apply to amounts distributed in excess of purchase payments. Gains are assumed to be distributed before return of purchase payments.
(END SIDEBAR)

from the Separate Account's activities. The Separate Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Under current guidance, the tax consequences of additional premium payments and partial withdrawals under nonqualified and qualified annuities are unclear, including the effect on taxation of distributions, required distribution provisions and penalty taxes. Consult a qualified tax adviser before submitting additional premium payments or requesting a partial withdrawal.

For payments made in the event of a full surrender of an annuity not part of a qualified program, the taxable portion is generally the amount in excess of the cost basis of the contract. Amounts withdrawn upon a partial surrender from the variable annuity contracts are generally treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain rates.

In the case of a withdrawal under an annuity that is part of a tax qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

For annuity payments, the taxable portion is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed. In this

(SIDEBAR)
A penalty tax may apply to distributions prior to age 59- 1/2.
Transfers, assignments and certain designations of annuitants can have tax consequences.
(END SIDEBAR)

respect, Congress has indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and a separate deferred annuity contract as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws. A prospective purchaser of more than one annuity contract in a calendar year should consult a tax adviser. The taxable part of each annuity payment is taxed at ordinary income rates.

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or where the taxpayer is:

    -  59 1/2 or older,

    -  where payment is made on account of the taxpayer's disability

    -  where payment is made by reason of the death of an owner and

    -  in certain other circumstances.

The Code also provides an exception to the 10% additional tax for distributions, in periodic payments, of substantially equal installments, being made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

For some types of qualified plans, other tax penalties may apply to certain distributions.

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, pledge, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.

NOTICE -- PLEASE READ CAREFULLY

WE HAVE BEEN ADVISED THAT IT IS THE POSITION OF THE INTERNAL REVENUE SERVICE THAT WHEN WITHDRAWALS (OTHER THAN ANNUITY PAYMENTS) ARE TAKEN FROM THE CASH VALUE OF AN IMMEDIATE VARIABLE ANNUITY CONTRACT, SUCH AS THAT OFFERED BY THIS PROSPECTUS, THEN ALL AMOUNTS RECEIVED BY THE TAXPAYER ARE TAXABLE AT ORDINARY INCOME RATES AS AMOUNTS "NOT RECEIVED AS AN ANNUITY." IN ADDITION, SUCH AMOUNTS ARE TAXABLE TO THE RECIPIENT WITHOUT REGARD TO THE OWNER'S INVESTMENT IN THE CONTRACT OR ANY INVESTMENT GAIN WHICH MIGHT BE PRESENT IN THE CURRENT ANNUITY VALUE. FOR EXAMPLE, UNDER THIS VIEW, A CONTRACT OWNER WITH A CASH VALUE OF $100,000, SEEKING TO OBTAIN $20,000 OF THE CASH VALUE IMMEDIATELY AFTER ISSUE, WOULD PAY INCOME TAXES ON THE ENTIRE $20,000 AMOUNT IN THAT TAX YEAR. FOR SOME TAXPAYERS, SUCH AS THOSE UNDER AGE 59 1/2, ADDITIONAL TAX PENALTIES MAY ALSO

APPLY. THIS ADVERSE TAX RESULT MEANS THAT OWNERS OF NONQUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THIS RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISER PRIOR TO MAKING WITHDRAWALS.

IN ADDITION, WE HAVE BEEN ADVISED THAT IT IS THE POSITION OF THE INTERNAL REVENUE SERVICE THAT WHEN ADDITIONAL PURCHASE PAYMENTS ARE MADE UNDER AN EXISTING IMMEDIATE VARIABLE ANNUITY CONTRACT, SUCH AS THAT OFFERED BY THIS PROSPECTUS, THOSE PURCHASE PAYMENTS WILL NOT RESULT IN A RECALCULATION OF THE OWNER'S INVESTMENT IN THE CONTRACT AND A DETERMINATION OF A NEW EXCLUSION AMOUNT. FOR EXAMPLE, A CONTRACT OWNER AGED 60 MIGHT PURCHASE A CONTRACT FOR THE SUM OF $100,000, WHICH WOULD RESULT IN AN INITIAL LIFETIME ANNUITY PAYMENT OF $460.00 PER MONTH. EACH YEAR, $4,132.23 WOULD BE RECEIVED AS A RETURN OF INVESTMENT IN THE CONTRACT AND THE EXCESS WOULD BE TAXED AS ORDINARY INCOME. IF WE ASSUME THAT THE CONTRACT OWNER MAKES AN ADDITIONAL PURCHASE PAYMENT OF $20,000, THE EXCLUSION AMOUNT OF $4,123.23 WOULD NOT CHANGE, EVEN THOUGH ADDITIONAL CASH VALUE WILL RESULT IN A NEW VARIABLE ANNUITY PAYMENT. THIS POSITION OF THE SERVICE WILL RESULT IN THE OWNER'S INABILITY TO RECOVER HIS OR HER INVESTMENT OVER THE PERIOD OF THE PAYMENTS. ACCORDINGLY, CONTRACT OWNERS, ESPECIALLY THOSE INTENDING TO MAKE SUBSTANTIAL AND MATERIAL ADDITIONAL PAYMENTS, SHOULD CONSIDER PURCHASING AN ADDITIONAL CONTRACT INSTEAD OF MAKING AN ADDITIONAL PAYMENT. FOR FURTHER INFORMATION YOU SHOULD CONSULT YOUR OWN QUALIFIED TAX ADVISER.

DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the contract to be treated as a life insurance contract for federal tax purposes. The Separate Account, through the Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Fund's assets may be invested. Although the investment adviser is an affiliate of ours, we do not have control over the Fund or its investments. Nonetheless, we believe that the Portfolio of the Fund in which the Separate Account owns shares will be operated in compliance with the requirements prescribed by the Treasury.


Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as the owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.


The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. We do not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, we do not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. We reserve the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.


REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

These requirements shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.


Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

(SIDEBAR)
Congress may change the tax laws and reduce or eliminate any tax advantages of the contract.
(END SIDEBAR)

Other rules may apply to qualified contracts.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change in taxation is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits;

    -  distributions prior to age 59 1/2 (subject to certain exceptions);

    - distributions that do not conform to specified minimum distribution rules; and

    -  other specified circumstances.

We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the annuity. The rights of any person to benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the

(SIDEBAR)
Distributions are subject to income tax withholding requirements unless you take steps to prevent it.
(END SIDEBAR)

annuities comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult legal counsel and a tax adviser regarding the suitability of the contract.

For qualified plans under Section 401(a), 403(b) and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

WITHHOLDING

In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.

Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are:

    - one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more;

    -  a required minimum distribution; or

    -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information a qualified tax adviser should be consulted.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to the Sub-Account. Performance data will consist of average annual total return quotations for recent one-year, five-year and ten-year periods. Performance data may also include cumulative total return quotations for the period since June 1, 1987 or average annual total return quotations for periods other than as described above. Performance figures are based on historical performance information on the assumption that the contracts offered by this Prospectus were available for sale on June 1, 1987 and could accumulate value prior to the commencement of annuity payments for periods in excess of one year. The figures are not intended to suggest that such performance will continue in the future.

Average annual total return figures are the average annual compounded rates of return required for an initial investment to equal its total annuity value at the end of the period. The total annuity value will reflect the sales and risk charges deducted from purchase payments as well as all other contract charges. Cumulative total return figures are the percentage changes between the value of an initial investment and its total annuity value at the end of the period. Cumulative total return figures will not reflect the deduction of any amounts from purchase payments. Cumulative total return figures will always be accompanied by average annual total return figures. More detailed information on the computations is set forth in the Statement of Additional Information.

YEAR 2000 COMPUTER PROBLEM

The services provided by Minnesota Life to the Separate Account and its contract owners depend on the smooth functioning of its computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way that dates are encoded, stored and calculated. That failure could have a negative impact on the ability of Minnesota Life to provide services to contract owners. Minnesota Life has been actively working on necessary changes to its computer systems to deal with the year 2000. Although there can be no assurance of complete success, Minnesota Life believes that it will be able to resolve these issues on a timely basis and that there will be no material adverse impact on its ability to provide services to the Separate Account.

In addition, Minnesota Life's operations could be impacted by its service providers' or suppliers' year 2000 efforts. Minnesota Life has undertaken an initiative to assess the efforts of organizations where there is a significant business relationship; however there is no assurance that Minnesota Life will not be affected by year 2000 problems of other organizations.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
       Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A

CONDENSED FINANCIAL INFORMATION

                                                                        PAGE A-1

APPENDIX B
TAXATION OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

                                                                        PAGE B-1

SIMPLE IRAS

Beginning January 1, 1997, certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6,000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. Other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if:

    -  the annuity owner has reached age 59 1/2;

    -  the distribution is paid to a beneficiary after the owner's death;

    -  the annuity owner becomes disabled; or

    - the distribution will be used for a first time home purchase and does not exceed $10,000.

Nonqualified distributions are includible in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a nonqualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both

                                                                        PAGE B-2
may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

                                                                        PAGE B-3

APPENDIX C
COMPUTATION AND EXAMPLES OF WITHDRAWALS

A cash value withdrawal will affect future annuity payments by reducing the number of annuity units, the basis for determining the amount of such payments. If the annuitant is alive at the time of the withdrawal, the new number of annuity units is determined by first computing a new initial annuity payment amount and then dividing that amount by the annuity unit value at the time of the withdrawal.

IF NO PRIOR WITHDRAWALS

If no prior cash withdrawals have been made, the new initial annuity payment amount is the sum of

    (i) the product of the number of cash value units after the withdrawal times the current annuity unit value, and

    (ii)  the product of ([(a) X (b)]/1000) times (c), where

    (a) is the excess of the total annuity value over the cash value immediately prior to the withdrawal,

    (b) is the ratio of the cash value withdrawn over the cash value prior to the withdrawal, and

    (c) is the applicable annuity purchase rate set forth in the contract in the table captioned "Total Annuity Value Factors and Annuity Payment Purchase Rates Applicable at a Cash Value Withdrawal while the Annuitant is Alive" ("Table I").

In the above computation "(i)" reflects the portion of the new initial annuity payment amount supported by the reserves attributable to the cash value of the contract, and "(ii)" reflects the portion of the new initial annuity payment amount supported by the annuity reserves in excess of the cash value. The excess reserves, "(ii) (a)," are multiplied by the proportionate reduction in the cash value, "(ii) (b)," to determine the portion of the excess reserves that are to be redistributed, and the redistribution is effected by dividing the portion so determined by 1000 and multiplying the result by the appropriate annuity purchase rate.

An example of the withdrawal calculation may serve as a useful illustration. Assume a contract issued to a woman in 1995, age 60, for an initial purchase payment of $100,000, and assume further that the net Sub-Account performance matches the assumed interest rate of 4.5% so that we need not consider the variation in annuity payments as a result of fluctuations in investment performance. Assume also that the annuity unit value is and remains $1.00. At the time of issue of the contract, the initial annuity payment amount, if paid as a life annuity, will be $460.99, and the number of annuity units and cash value units will be 460.9900. The guaranteed minimum annuity payment amount is $391.84 (85% X $460.99).

                                                                        PAGE C-1

Assume that at year five, the contract owner makes a withdrawal of 60% of the cash value. Immediately prior to the withdrawal, the contract has a total annuity value of $85,594, which is determined by multiplying the current annuity payment amount, $460.99, by the appropriate factor set forth in the contract applicable to cash value units in Table I, 185.6737. The total annuity reserves amount is $85,594. The cash value of the contract immediately prior to the withdrawal is $70,890, which is determined by multiplying the current annuity payment amount, $460.99, by the appropriate factor set forth in the contract in the table captioned "Cash Value Factors." ("Table II"), 153.7783. $70,890 is the amount of the annuity reserves attributable to the cash value of the contract. The cash value after the withdrawal is $28,356 ($70,890 - $42,534 (60% X $70,890)), and the new number of cash value units is 184.3960 (460.9900 X ($28,356/$70,890)).

The new initial annuity payment amount is $235.19, the sum of

    (i) $184.40, the product of the number of cash value units after the withdrawal (184.3960) times the annuity unit value ($1.00), and

    (ii)  $50.79, the product of ([(a) X (b)]/1000) times (c), where

    (a) is $14,704, the excess of the total annuity value ($85,594) over the cash value ($70,890) immediately prior to the withdrawal,

    (b) is .6, the ratio of the cash value withdrawn ($42,534) over the cash value prior to the withdrawal ($70,890), and

    (c) is 5.7568, the applicable annuity purchase rate set forth in the contract in Table I.

The new guaranteed minimum annuity payment amount after the withdrawal is $199.91 ($391.84 X (235.1900/460.9900)).

IF PRIOR WITHDRAWALS

Where prior withdrawals have been made, the above formula is adjusted in the manner shown in the following example. Assume that after the withdrawal of 60% of the cash value in the contract described above the owner withdraws 75% of the remaining cash value at year 15.

Immediately prior to the transaction the contract has a total annuity value of $32,003. This is determined by multiplying the two components of the current annuity payment amount $184.40 -- the portion attributable to the cash value reserves, and $50.79 -- the portion attributable to the annuity reserves in excess of the cash value, by the appropriate factors set forth in the contract applicable to cash value units and annuity units in excess of cash value units, respectively, in Table I, namely, 137.7353 and 130.0297 ($32,003 = ($184.40 X
137.7353) + ($50.79 X 130.0297)). The cash value of the contract immediately prior to the withdrawal is $16,289, which is determined by multiplying the portion of the current annuity payment amount attributable to the cash value, $184.40, by the appropriate factor set forth in the contract in Table II,
88.3373 ($16,289 =

                                                                        PAGE C-2

$184.40 X 88.3373). The cash value after the withdrawal is $4,072 ($16,289 - $12,217 (75% X $16,289)), and the new number of cash value units is 46.0962 (184.3960 X ($4,072/$16,289)).

The new initial annuity payment amount is $149.44, the sum of

    (i) $46.10, the product of the number of cash value units after the withdrawal (46.0962) times the current annuity unit value ($1.00),

    (ii) $50.79, the product of the number of annuity units (235.19) minus the number of cash value units (184.40), each prior to the withdrawal, times the current annuity unit value ($1.00), and

    (iii)  $52.55, the product of ([(a) X (b)]/1000) times (c), where

    (a)  is $9110, which is

    (A) $15,714, the excess of the total annuity value ($32,003) over the cash value ($16,289) immediately prior to the withdrawal, minus

    (B) $6,604, the value is (ii) above ($50.79) multiplied by the appropriate factor as of the withdrawal date applicable to annuity units in excess of cash value units set forth in the contract in Table I (130.0297),

    (b) is .75, the ratio of the cash value withdrawn ($12,217) over the cash value prior to the withdrawal ($16,289), and

    (c) is 7.6905, the applicable annuity purchase rate set forth in the contract in Table I.

The new initial annuity payment amount has a new guaranteed minimum annuity payment amount associated with it of $127.02 ($199.91 X 149.4400/235.1900).

                                                                        PAGE C-3

APPENDIX D

ADJUSTABLE INCOME ANNUITY DISCLOSURE "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                   COMMENCEMENT DATE: 10/01/1995
DATE OF BIRTH: 10/01/1935  SEX: Female      INCOME FREQUENCY: Monthly
STATE: MN                                   INITIAL PERIODIC INCOME: $460.99
PURCHASE PAYMENT: $100,000.00               GUARANTEED MINIMUM INCOME AT ISSUE:
FUNDS: Non-Qualified                          $391.84
LIFE EXPECTANCY: 24.2 (IRS)                 ESTIMATED ANNUAL EXCLUSION AMOUNT AT
PREPARED BY: Minnesota Life                   ISSUE: $3,471.07
QUOTATION DATE: 10/01/1995
ANNUITIZATION OPTION: Single Life

AGE  Your age at nearest birthday.

GUARANTEED INCOME The guaranteed income column represents the minimum annuity payment you will receive. This amount will be adjusted for additional purchase payments made to the contract or cash value withdrawals taken from the contract.

PROJECTED INCOME The variable annuity income amount shown assumes a constant annual investment return. 4.5% is the assumed interest rate used to calculate the first payment. Thereafter, payments will increase or decrease based upon the relationship between the 4.5% interest rate and the net investment performance of the Index 500* Portfolio of the Advantus Series Fund, Inc. Actual value of the contract will fluctuate depending on the performance of the underlying sub-account.

CUMULATIVE INCOME The cumulative income amount shown represents the sum of the projected income payments on an annual basis.

TOTAL ANNUITY VALUE The total annuity value at issue is the net amount credited to your account after deduction of all front end charges. Thereafter, the total annuity value changes based on fund performance, annuity payments made, and subsequent purchase payments or withdrawals. The total annuity value includes the cash value plus an amount intended to fund annuity payments for the remainder of your life after the cash value period has ended.

CASH VALUE The cash value is the dollar amount available for withdrawal under this contract at a given point in time. Access to the cash value is available during the cash value period--a time period from the first annuity payment date to your life expectancy as determined at issue. It is important to note that withdrawals of cash value will reduce the amount of the minimum guaranteed payment.

                                  Page 1 of 5
                          Not valid without all pages.

           The investment returns shown are hypothetical and are not
                      a representation of future results.
                This is an illustration only and not a contract.
                  Prepared by Minnesota Life Insurance Company

                                                                        PAGE D-1

ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE The annual variable exclusion amount is based on a cost basis of $100,000 and represents the amount of variable payments that are excluded from taxation in each calendar year. This annual amount is prorated in the first calendar year and may be recalculated in any year where the total value of the annuity payments is less than the exclusion amount. Exclusion calculations apply only until the cost basis is returned, thereafter, all payments are fully taxable. This calculation does not include future contributions or withdrawals.

SPECIAL TAX RULES APPLY TO NON-QUALIFIED PLANS When withdrawals are taken from the cash value of the Adjustable Income Annuity contract, all amounts received by the taxpayer are taxable as ordinary income in the year in which the withdrawals are taken. Under certain circumstances, you may be able to get an offsetting deduction. When additional purchase payments are made under an existing Adjustable Income Annuity contract, those purchase payments will not result in a recalculation of the owner's investment in the contract and a determination of a new exclusion amount.

OTHER Deductions from your purchase payments are made for sales charges, risk charges and state premium taxes where applicable. Sales charges are based on your total cumulative purchase payments (see prospectus for schedule). A risk charge is deducted for Minnesota Life's guarantee of a minimum annuity payment amount. This charge is 1.25% of each purchase payment.

Net rates of return reflect expenses totaling 1.40%, which consist of the .95% Variable Annuity Account mortality and expense risk charge and administrative charge, and .45% for the Series Fund management fee and other expenses.

Minnesota Life variable immediate annuities are available through registered representatives of Ascend Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by a current prospectus for the Variable Annuity Account and for the Advantus Series Fund, Inc.

* "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Advantus Series Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund."

                                  Page 2 of 5
                          Not valid without all pages.

           The investment returns shown are hypothetical and are not
                      a representation of future results.
                This is an illustration only and not a contract.
                  Prepared by Minnesota Life Insurance Company

                                                                        PAGE D-2

ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                   ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 10/01/1935  SEX: Female      COMMENCEMENT DATE: 10/01/1995
STATE: MN                                   INCOME FREQUENCY: Monthly
PURCHASE PAYMENT: $100,000.00               INITIAL PERIODIC INCOME: $460.99
FUNDS: Non-Qualified                        GUARANTEED MINIMUM INCOME AT ISSUE:
LIFE EXPECTANCY: 24.2 (IRS)                   $391.84
PREPARED BY: Minnesota Life                 *ESTIMATED ANNUAL EXCLUSION AMOUNT AT
QUOTATION DATE: 10/01/1995                    ISSUE: $3,471.07

                                               0.00% GROSS RATE OF RETURN (-1.40% NET)
                                   ---------------------------------------------------------------
                 BEGINNING         GUARANTEED   PROJECTED   CUMULATIVE  TOTAL ANNUITY
DATE              OF YEAR     AGE    INCOME      INCOME      INCOME         VALUE       CASH VALUE
---------------  ----------   ---  ----------   ---------   ---------   -------------   ----------
Oct 1, 1995....       1        60     $392         $461        $461        $93,789        $81,667
Oct 1, 1996....       2        61     392          435       5,822         87,076         75,197
Oct 1, 1997....       3        62     392          410      10,881         80,764         69,119
Oct 1, 1998....       4        63     392          392      15,662         74,829         63,409
Oct 1, 1999....       5        64     392          392      20,364         69,250         58,048
Oct 1, 2000....       6        65     392          392      25,066         64,009         53,013
Oct 1, 2001....       7        66     392          392      29,768         59,087         48,288
Oct 1, 2002....       8        67     392          392      34,470         54,465         43,854
Oct 1, 2003....       9        68     392          392      39,172         50,128         39,694
Oct 1, 2004....      10        69     392          392      43,874         46,059         35,792
Oct 1, 2005....      11        70     392          392      48,576         42,244         32,134
Oct 1, 2006....      12        71     392          392      53,278         38,670         28,705
Oct 1, 2007....      13        72     392          392      57,980         35,325         25,493
Oct 1, 2008....      14        73     392          392      62,682         32,197         22,484
Oct 1, 2009....      15        74     392          392      67,384         29,277         19,667
Oct 1, 2010....      16        75     392          392      72,086         26,555         17,031
Oct 1, 2011....      17        76     392          392      76,788         24,027         14,565
Oct 1, 2012....      18        77     392          392      81,490         21,682         12,259
Oct 1, 2013....      19        78     392          392      86,193         19,513         10,104
Oct 1, 2014....      20        79     392          392      90,895         17,514          8,092
Oct 1, 2015....      21        80     392          392      95,597         15,682          6,213
Oct 1, 2016....      22        81     392          392      100,299        14,013          4,460
Oct 1, 2017....      23        82     392          392      105,001        12,505          2,826
Oct 1, 2018....      24        83     392          392      109,703        11,160          1,303
Oct 1, 2019....      25        84     392          392      114,405         9,980              0
Oct 1, 2020....      26        85     392          392      119,107         8,932              0
Oct 1, 2021....      27        86     392          392      123,809         7,983              0
Oct 1, 2022....      28        87     392          392      128,511         7,124              0
Oct 1, 2023....      29        88     392          392      133,213         6,350              0
Oct 1, 2024....      30        89     392          392      137,915         5,654              0
Oct 1, 2025....      31        90     392          392      142,617         5,030              0
Oct 1, 2026....      32        91     392          392      147,319         4,485              0
Oct 1, 2027....      33        92     392          392      152,021         3,999              0
Oct 1, 2028....      34        93     392          392      156,723         3,563              0
Oct 1, 2029....      35        94     392          392      161,425         3,173              0
Oct 1, 2030....      36        95     392          392      166,128         2,821              0

* The exclusion amount does not assume future contributions or withdrawals.

                                  Page 3 of 5
                          Not valid without all pages.

           The investment returns shown are hypothetical and are not
                      a representation of future results.
                This is an illustration only and not a contract.
                  Prepared by Minnesota Life Insurance Company

                                                                        PAGE D-3

ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                   ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 10/01/1935  SEX: Female      COMMENCEMENT DATE: 10/01/1995
STATE: MN                                   INCOME FREQUENCY: Monthly
PURCHASE PAYMENT: $100,000.00               INITIAL PERIODIC INCOME: $460.99
FUNDS: Non-Qualified                        GUARANTEED MINIMUM INCOME AT ISSUE:
LIFE EXPECTANCY: 24.2 (IRS)                   $391.84
PREPARED BY: Minnesota Life                 *ESTIMATED ANNUAL EXCLUSION AMOUNT AT
QUOTATION DATE: 10/01/1995                    ISSUE: $3,471.07

                                               5.90% GROSS RATE OF RETURN (4.50% NET)
                                   ---------------------------------------------------------------
                 BEGINNING         GUARANTEED   PROJECTED   CUMULATIVE  TOTAL ANNUITY
DATE              OF YEAR     AGE    INCOME      INCOME      INCOME         VALUE       CASH VALUE
---------------  ----------   ---  ----------   ---------   ---------   -------------   ----------
Oct 1, 1995....        1       60     $392         $461        $461        $93,789        $81,667
Oct 1, 1996....        2       61     392          461       5,993         92,286         79,697
Oct 1, 1997....        3       62     392          461      11,525         90,718         77,638
Oct 1, 1998....        4       63     392          461      17,057         89,081         75,487
Oct 1, 1999....        5       64     392          461      22,589         87,373         73,239
Oct 1, 2000....        6       65     392          461      28,120         85,593         70,890
Oct 1, 2001....        7       66     392          461      33,652         83,738         68,435
Oct 1, 2002....        8       67     392          461      39,184         81,807         65,869
Oct 1, 2003....        9       68     392          461      44,716         79,798         63,188
Oct 1, 2004....       10       69     392          461      50,248         77,708         60,387
Oct 1, 2005....       11       70     392          461      55,780         75,537         57,459
Oct 1, 2006....       12       71     392          461      61,312         73,284         54,400
Oct 1, 2007....       13       72     392          461      66,844         70,950         51,203
Oct 1, 2008....       14       73     392          461      72,375         68,538         47,862
Oct 1, 2009....       15       74     392          461      77,907         66,050         44,371
Oct 1, 2010....       16       75     392          461      83,439         63,494         40,722
Oct 1, 2011....       17       76     392          461      88,971         60,888         36,910
Oct 1, 2012....       18       77     392          461      94,503         58,233         32,926
Oct 1, 2013....       19       78     392          461      100,035        55,544         28,762
Oct 1, 2014....       20       79     392          461      105,567        52,838         24,412
Oct 1, 2015....       21       80     392          461      111,099        50,141         19,865
Oct 1, 2016....       22       81     392          461      116,630        47,485         15,114
Oct 1, 2017....       23       82     392          461      122,162        44,912         10,149
Oct 1, 2018....       24       83     392          461      127,694        42,480          4,961
Oct 1, 2019....       25       84     392          461      133,226        40,261              0
Oct 1, 2020....       26       85     392          461      138,758        38,191              0
Oct 1, 2021....       27       86     392          461      144,290        36,172              0
Oct 1, 2022....       28       87     392          461      149,822        34,211              0
Oct 1, 2023....       29       88     392          461      155,354        32,318              0
Oct 1, 2024....       30       89     392          461      160,886        30,498              0
Oct 1, 2025....       31       90     392          461      166,417        28,755              0
Oct 1, 2026....       32       91     392          461      171,949        27,176              0
Oct 1, 2027....       33       92     392          461      177,481        25,678              0
Oct 1, 2028....       34       93     392          461      183,013        24,253              0
Oct 1, 2029....       35       94     392          461      188,545        22,888              0
Oct 1, 2030....       36       95     392          461      194,077        21,569              0

* The exclusion amount does not assume future contributions or withdrawals.

                                  Page 4 of 5
                          Not valid without all pages.

           The investment returns shown are hypothetical and are not
                      a representation of future results.
                This is an illustration only and not a contract.
                  Prepared by Minnesota Life Insurance Company

                                                                        PAGE D-4

ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                   ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 10/01/1935  SEX: Female      COMMENCEMENT DATE: 10/01/1995
STATE: MN                                   INCOME FREQUENCY: Monthly
PURCHASE PAYMENT: $100,000.00               INITIAL PERIODIC INCOME: $460.99
FUNDS: Non-Qualified                        GUARANTEED MINIMUM INCOME AT ISSUE:
LIFE EXPECTANCY: 24.2 (IRS)                   $391.84
PREPARED BY: Minnesota Life                 *ESTIMATED ANNUAL EXCLUSION AMOUNT AT
QUOTATION DATE: 10/01/1995                    ISSUE: $3,471.07

                                              12.00% GROSS RATE OF RETURN (10.60% NET)
                                   ---------------------------------------------------------------
                 BEGINNING         GUARANTEED   PROJECTED   CUMULATIVE  TOTAL ANNUITY
DATE              OF YEAR     AGE    INCOME      INCOME      INCOME         VALUE       CASH VALUE
---------------  ----------   ---  ----------   ---------   ---------   -------------   ----------
Oct 1, 1995....        1       60     $392         $461        $461        $93,789        $81,667
Oct 1, 1996....        2       61     392          488       6,166         97,673         84,349
Oct 1, 1997....        3       62     392          516      12,204        101,618         86,967
Oct 1, 1998....        4       63     392          547      18,595        105,609         89,493
Oct 1, 1999....        5       64     392          578      25,359        109,631         91,896
Oct 1, 2000....        6       65     392          612      32,517        113,666         94,141
Oct 1, 2001....        7       66     392          648      40,094        117,695         96,185
Oct 1, 2002....        8       67     392          686      48,113        121,692         97,984
Oct 1, 2003....        9       68     392          726      56,599        125,632         99,483
Oct 1, 2004....       10       69     392          768      65,582        129,484        100,622
Oct 1, 2005....       11       70     392          813      75,088        133,214        101,332
Oct 1, 2006....       12       71     392          860      85,150        136,785        101,537
Oct 1, 2007....       13       72     392          911      95,798        140,159        101,148
Oct 1, 2008....       14       73     392          964      107,069       143,296        100,068
Oct 1, 2009....       15       74     392        1,020      118,997       146,157         98,184
Oct 1, 2010....       16       75     392        1,080      131,621       148,702         95,371
Oct 1, 2011....       17       76     392        1,143      144,983       150,922         91,488
Oct 1, 2012....       18       77     392        1,209      159,124       152,767         86,376
Oct 1, 2013....       19       78     392        1,280      174,091       154,217         79,859
Oct 1, 2014....       20       79     392        1,355      189,932       155,269         71,736
Oct 1, 2015....       21       80     392        1,434      206,697       155,944         61,783
Oct 1, 2016....       22       81     392        1,517      224,441       156,303         49,750
Oct 1, 2017....       23       82     392        1,606      243,220       156,466         35,358
Oct 1, 2018....       24       83     392        1,700      263,096       156,630         18,291
Oct 1, 2019....       25       84     392        1,799      284,132       157,116              0
Oct 1, 2020....       26       85     392        1,904      306,396       157,735              0
Oct 1, 2021....       27       86     392        2,015      329,960       158,116              0
Oct 1, 2022....       28       87     392        2,133      354,899       158,278              0
Oct 1, 2023....       29       88     392        2,257      381,294       158,246              0
Oct 1, 2024....       30       89     392        2,389      409,230       158,052              0
Oct 1, 2025....       31       90     392        2,528      438,796       157,715              0
Oct 1, 2026....       32       91     392        2,676      470,088       157,759              0
Oct 1, 2027....       33       92     392        2,832      503,207       157,764              0
Oct 1, 2028....       34       93     392        2,998      538,259       157,702              0
Oct 1, 2029....       35       94     392        3,173      575,357       157,516              0
Oct 1, 2030....       36       95     392        3,358      614,621       157,103              0

* The exclusion amount does not assume future contributions or withdrawals.

                                  Page 5 of 5
                          Not valid without all pages.

           The investment returns shown are hypothetical and are not
                      a representation of future results.
                This is an illustration only and not a contract.
                  Prepared by Minnesota Life Insurance Company

                                                                        PAGE D-5

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                             Variable Annuity Account


          Cross Reference Sheet to Statement of Additional Information


Form N-4

Item Number    Caption in Statement of Additional Information

   15.         Cover Page

   16.         Cover Page


   17.         Directors and Principal Management Officers of Minnesota Life


   18.         Not Applicable

   19.         Not Applicable

   20.         Distribution of Contracts

   21.         Performance Data

   22.         Not Applicable

   23.         Financial Statements

                             Variable Annuity Account
               ("Variable Annuity Account"), a Separate Account of

                         Minnesota Life Insurance Company
                              ("Minnesota Life")
                             400 Robert Street North
                         St. Paul, Minnesota  55101-2098
                           Telephone:   (651) 665-3500


                       Statement of Additional Information


The date of this document and the Prospectus is:  May 3, 1999



This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Separate Accounts current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at (651) 665-3500, or writing to us at: 400 Robert Street North, St. Paul, Minnesota 55101-2098.



     Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

         DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE



     Directors                           Principal Occupation
     ---------                           --------------------



Giulio Agostini               Senior Vice President, Finance and Administrative
                              Services, 3M, St. Paul, Minnesota


Anthony L. Andersen           Chair-Board of Directors, H. B. Fuller Company,
                              St. Paul, Minnesota, since June 1995, prior thereto for more than five years President and Chief Executive Officer, H. B. Fuller Company
                              (Adhesive Products)

Leslie S. Biller              Vice Chairman and Chief Operating Officer, Wells
                              Fargo & Company, San Francisco, California
                              (Banking)



John F. Grundhofer            President, Chairman and Chief Executive Officer,
                              U.S. Bancorp, Minneapolis, Minnesota (Banking)






David S. Kidwell, Ph.D.       Dean and Professor of Finance, The Curtis L.
                              Carlson School of Management, University of
                              Minnesota, Minneapolis, Minnesota


Reatha C. King, Ph.D.         President and Executive Director, General Mills
                              Foundation, Minneapolis, Minnesota


William B. Lawson, Sr.        Chairman and Chief Executive Officer,
                              Lawson Software, Minneapolis, Minnesota



Thomas E. Rohricht            Of Counsel, Doherty, Rumble & Butler Professional
                              Association, St. Paul, Minnesota (Attorneys)



Robert L. Senkler             Chairman of the Board, President and Chief
                              Executive Officer, Minnesota Life
                              Insurance Company, since August 1995; prior thereto for more than five years Vice President and Actuary, Minnesota Life Insurance
                              Company


Michael E. Shannon            Chairman, Chief Financial and Administrative
                              Officer, Ecolab, Inc., St. Paul, Minnesota
                              (Develops and Markets Cleaning and Sanitizing
                              Products)

Frederick T. Weyerhaeuser     Retired since April 1998, prior thereto
                              Chairman and Treasurer, Clearwater Investment
                              Trust since May 1996, prior thereto for more than five years, Chairman, Clearwater Management
                              Company, St. Paul, Minnesota (Financial
                              Management)

Principal Officers (other than Directors)


               Name                     Position

          John F. Bruder           Senior Vice President

          Keith M. Campbell        Senior Vice President




          Robert E. Hunstad        Executive Vice President

          James E. Johnson         Senior Vice President and Actuary




          Dennis E. Prohofsky      Senior Vice President, General Counsel and
                                   Secretary

          Gregory S. Strong        Senior Vice President and Chief Financial
                                   Officer

          Terrence M. Sullivan     Senior Vice President

          Randy F. Wallake         Senior Vice President

          William N. Westhoff      Senior Vice President and Treasurer


All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years with the exception of Mr. Westhoff. Mr. Westhoff has been employed by Minnesota Life since April 1998. Prior thereto, Mr. Westhoff was employed by American Express Financial Corporation, Minneapolis, Minnesota, from August 1994 to October 1997 as Senior Vice President, Global Investments and from November 1989 to July 1994 as Senior Vice President, Fixed Income Management.


                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Ascend Financial Services, Inc. ("Ascend Financial") or other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as principal underwriter of the contracts. Ascend Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc, which in turn is a wholly-owned subsidiary of Minnesota Life. Ascend Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The amount paid by Minnesota Life to the underwriter for 1998 and 1997 was $15,989,724 and $15,067,613 for payments to associated dealers on the sale of this class of variable annuity contracts issued through the Variable Annuity Account. Agents of Minnesota Life who are also registered representatives of Ascend Financial are compensated directly by Minnesota Life.


PERFORMANCE DATA

TOTAL RETURN FIGURES FOR THE SUB-ACCOUNT


Average annual total return figures for one-year, five-year and ten-year periods are presented. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $10,000 to equal the total annuity value of that same investment at the end of the period. The total annuity value will reflect the deduction of the sales and risk charges applicable to the contract. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses. For the period subsequent to December 31, 1987, Minnesota Life is voluntarily absorbing the fees and expenses that exceed .55% of the daily net assets of the Index 500 Portfolio. There is no specified or minimum period of time during which Minnesota Life has agreed to continue its voluntary absorption of these expenses, and Minnesota Life may in its discretion cease its absorption of expenses at any time. Should Minnesota Life cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Account, in connection with the contract described in the Prospectus, for the specified periods ended
December 31, 1998 are shown in the table below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above. These figures also assume that the contracts described herein were issued when the underlying Portfolio first became available to the Variable Annuity Account.



                         Year Ended         Five Years          Ten Years
                          12/31/98        Ended 12/31/98     Ended 12/31/98
                         ----------       --------------     --------------
Index 500 Sub-Account
                       ------ --------    ------ --------    ------ --------




                                    AUDITORS


The financial statements of The Variable Annuity Account and the consolidated financial statements of Minnesota Life included herein have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG Peat Marwick LLP and upon the authority of said firm as experts in accounting and auditing.


                             REGISTRATION STATEMENT


We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Statement of Additional Information as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                                     PART C

                                OTHER INFORMATION

                             Variable Annuity Account


                   Cross Reference Sheet to Other Information


Form N-4

Item Number    Caption in Other Information

     24.       Financial Statements and Exhibits

     25.       Directors and Officers of the Depositor

     26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     27.       Number of Contract Owners

     28.       Indemnification

     29.       Principal Underwriters

     30.       Location of Accounts and Records

     31.       Management Services

     32.       Undertakings

PART C.        OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


     (a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 1998, are included in Part B of this filing and consist of the following:

          TO BE FILED BY SUBSEQUENT AMENDMENT


          1.  Independent Auditors' Report

          2.  Statement of Assets and Liabilities.

          3.  Statement of Operations.

          4.  Statement of Changes in Net Assets.

          5.  Notes to Financial Statements.

     (b) Audited Financial Statements of the Depositor, Minnesota Life Insurance Company, for the fiscal year ended December 31, 1998, are included in Part B of this filing and consist of the following:

          TO BE FILED BY SUBSEQUENT AMENDMENT



          1.   Independent Auditors' Report - Minnesota Life Insurance Company.



          2.   Consolidated Balance Sheets - Minnesota Life Insurance Company.



          3. Consolidated Statements of Operations and Policyowners' Surplus - Minnesota Life Insurance Company.



          4. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company.



          5. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company.



          6. Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company.



          7. Supplementary Insurance Information - Minnesota Life Insurance Company.



          8.   Reinsurance - Minnesota Life Insurance Company.


     (c)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account, previously filed as Exhibit (c)1. to Registrant's Form N-4, File Number 33-62147, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and MIMLIC Sales Corporation, previously filed as Exhibit (c)3.(a) to Registrant's Form N-4, File Number 33-62147, is hereby incorporated by reference.

               (b)  Dealer Selling Agreement, previously filed as Exhibit
                    (c)3.(b) to Registrant's Form N-4, File Number 33-62147, is hereby incorporated by reference.

          4.   (a)  The Immediate Variable Annuity Contract, form MHC-95-9326.



               (b) The Immediate Variable Annuity Contract (Unisex), form MHC-95-9327.



               (c) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418.



               (d) The Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form MHC-98-9431.


               (e)  The Qualified Plan Agreement, form MHC-88-9176.


               (f)  Tax Sheltered Annuity, form MHC-88-9213.



          5.   (a)  Application, form MHC-95-9328.


          6.   Certificate of Incorporation and Bylaws.


               (a) Restated Certificate of Incorporation of Minnesota Life Insurance Company.



               (b)  Bylaws of Minnesota Life Insurance Company.


          7.   Not applicable.

          8.   Not applicable.


          9. Opinion and consent of Donald F. Gruber, Esq., to be filed by subsequent amendment.



         10. Consent of KPMG Peat Marwick LLP, to be filed by subsequent amendment.


         11.   Not applicable.

         12.   Not applicable.

         13.   Not applicable.

         14. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements.


Item 25.  Directors and Officers of the Depositor

Name and Principal            Positions and Offices       Positions and Offices
 Business Address             with Insurance Company          with Registrant
 ----------------             ----------------------          ---------------


Giulio Agostini               Director                        None
3M
3M Center -
 Executive 220-14W-08
St. Paul, MN 55144-1000



Anthony L. Andersen           Director                        None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN 55114



Leslie S. Biller              Director                        None
Wells Fargo & Company
420 Montgomery Street
MHC 0101-121
San Francisco, CA 94104



John F. Bruder                Senior Vice President           None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101



Keith M. Campbell             Senior Vice President           None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101






John F. Grundhofer            Director                        None
U.S. Bancorp
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402-4302

Robert E. Hunstad             Executive Vice President        None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101



James E. Johnson              Senior Vice President           None
Minnesota Life                and Actuary
 Insurance Company
400 Robert Street North
St. Paul, MN 55101




David S. Kidwell, Ph.D.       Director                        None
The Curtis L. Carlson
 School of Management
University of Minnesota
321 19th Avenue South
Minneapolis, MN  55455


Reatha C. King, Ph.D.         Director                        None
General Mills Foundation
P.O. Box 1113
Minneapolis, MN  55440


William B. Lawson, Sr.        Director                        None
Lawson Software
1300 Godward Street
Minneapolis, MN 55413






Dennis E. Prohofsky           Senior Vice President,          None
Minnesota Life                General Counsel and
 Insurance Company            Secretary
400 Robert Street North
St. Paul, MN 55101


Thomas E. Rohricht            Director                        None
Doherty, Rumble & Butler
 Professional Association
2800 Minnesota World
 Trade Center
30 East Seventh Street
St. Paul, MN  55101-4999




Robert L. Senkler             Chairman, President and         None
Minnesota Life                Chief Executive Officer
 Insurance Company
400 Robert Street North
St. Paul, MN  55101


Michael E. Shannon            Director                        None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN 55102


Gregory S. Strong             Senior Vice President and       None
Minnesota Life                Chief Financial Officer
 Insurance Company
400 Robert Street North
St. Paul, MN 55101


Terrence M. Sullivan          Senior Vice President           None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101


Randy F. Wallake              Senior Vice President           None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101



William N. Westhoff           Senior Vice President           None
Minnesota Life                and Treasurer
 Insurance Company
400 Robert Street North
St. Paul, MN 55101



Frederick T. Weyerhaeuser     Director                        None
Clearwater Investment Trust
332 Minnesota Street
 Suite W-2090
St. Paul, MN  55101-1308

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiary of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiary of Securian Financial Group, Inc.

     Minnesota Life Insurance Company

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Capital Management, Inc.
     HomePlus Insurance Company
     Northstar Life Insurance Company (New York)
     The Ministers Life Insurance Company
     MIMLIC Life Insurance Company (Arizona)
     Robert Street Energy, Inc.
     Capitol City Property Management, Inc.
     Personal Finance Company (Delaware)
     Enterprise Holding Corporation

Wholly-owned subsidiary of Advantus Capital Management, Inc.:

     Ascend Financial Services, Inc.

Wholly-owned subsidiaries of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
     Ascend Insurance Agency of Nevada, Inc. (Nevada)
     Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Financial Ink Corporation
     Oakleaf Service Corporation
     Concepts in Marketing Research Corporation
     Concepts in Marketing Services Corporation
     Lafayette Litho, Inc.
     DataPlan Securities, Inc. (Ohio)
     MIMLIC Imperial Corporation
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.
     MIMLIC Venture Corporation
     HomePlus Insurance Agency, Inc.
     Ministers Life Resources, Inc.
     Wedgewood Valley Golf, Inc.

Wholly-owned subsidiary of HomePlus Insurance Agency, Inc.:

     HomePlus Insurance Agency of Texas, Inc. (Texas)

Majority-owned subsidiary of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

     Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

     C.R.I. Securities, Inc.

Majority-owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Enterprise Fund, Inc.
     Advantus International Balanced Fund, Inc.
     Advantus Venture Fund, Inc.
     Advantus Real Estate Securities Fund, Inc.

Less than majority owned, but greater than 25% owned, subsidiaries of Minnesota Life Insurance Company:

     Advantus Money Market Fund, Inc.
     MIMLIC Cash Fund, Inc.
     Advantus Cornerstone Fund, Inc.
     Advantus Index 500 Fund, Inc.

Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Horizon Fund, Inc.
     Advantus Spectrum Fund, Inc.
     Advantus Mortgage Securities Fund, Inc.
     Advantus Bond Fund, Inc.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of ___________, 1999, the number of holders of securities of the Registrant of this class were as follows:



                                                 Number of Record
                   Title of Class                    Holders
                   --------------                ----------------

          Immediate Variable Annuity Contracts

ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITERS


          (a) The principal underwriter is Ascend Financial Services, Inc. Ascend Financial Services, Inc. is also the principal underwriter for twelve mutual funds (Advantus Horizon Fund, Inc.; Advantus Spectrum Fund, Inc.; Advantus Money Market Fund, Inc.; Advantus Mortgage Securities Fund, Inc.; Advantus Bond Fund, Inc.,; Advantus Cornerstone Fund, Inc.; Advantus Enterprise Fund, Inc.; Advantus International Balanced Fund, Inc.; Advantus Venture Fund, Inc.; Advantus Index 500 Fund, Inc.; Advantus Real
               Estate Securities Fund, Inc.; and the MIMLIC Cash

               Fund, Inc.) and for four additional registered separate accounts of Minnesota Life Insurance Company, all of which offer annuity contracts and life insurance policies on a variable basis.


          (b)  Directors and Officers of Underwriter.

                      DIRECTORS AND OFFICERS OF UNDERWRITER

Name and Principal            Positions and Offices      Positions and Offices
 Business Address               with Underwriter             with Depositor
------------------            ---------------------      ---------------------

Robert E. Hunstad                  Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                 President, Chief              None
Ascend Financial Services, Inc.    Executive Officer, Chief
400 Robert Street North            Compliance Officer and
St. Paul, Minnesota 55101          Director

Margaret Milosevich                Vice President, Chief         Assistant
Ascend Financial Services, Inc.    Operations Officer,           Secretary
400 Robert Street North            Treasurer and Secretary
St. Paul, Minnesota 55101

Dennis E. Prohofsky                Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                    Assistant Treasurer           Assistant
Ascend Financial Services, Inc.    and Assistant Secretary       Secretary
400 Robert Street North
St. Paul, Minnesota 55101


          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year for this class of securities:

   Name of     Net Underwriting    Compensation on
  Principal      Discounts and      Redemption or     Brokerage        Other
 Underwriter     Commissions        Annuitization    Commissions   Compensation
 -----------   ----------------    ---------------   -----------   ------------

Ascend           $15,989,724             ___             ___            ___
Financial
Services, Inc,


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.


ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

          (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

          (b) The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.


          (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File Number 33-62147, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 3rd day of March, 1999.



                                              VARIABLE ANNUITY ACCOUNT
                                                    (Registrant)

                                 By: MINNESOTA LIFE INSURANCE COMPANY
                                                     (Depositor)



                                 By
                                    -------------------------------------------
                                                  Robert L. Senkler
                                           Chairman of the Board, President
                                             and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 3rd day of March, 1999.



                                    MINNESOTA LIFE INSURANCE COMPANY



                                 By
                                    -------------------------------------------
                                                 Robert L. Senkler
                                          Chairman of the Board, President
                                             and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


         Signature                      Title                       Date
         ---------                      -----                       ----
                                Chairman, President and         March 3, 1999
-----------------------------   Chief Executive Officer
Robert L. Senkler

*                               Director
-----------------------------
Giulio Agostini

*                               Director
-----------------------------
Anthony L. Andersen

*                              Director
-----------------------------
John F. Grundhofer

*                               Director
-----------------------------
David S. Kidwell, Ph.D.


-----------------------------   Director
William B. Lawson, Sr.

*                               Director
-----------------------------
Reatha C. King, Ph.D.

*                               Director
-----------------------------
Thomas E. Rohricht

*                               Director
-----------------------------
Michael E. Shannon

*                               Director
-----------------------------
Frederick T. Weyerhaeuser

                                Vice President                  March 3, 1999
-----------------------------   (chief financial officer)
Gregory S. Strong

                                Vice President                  March 3, 1999
-----------------------------  (chief accounting officer)
Gregory S. Strong

                               Attorney-in-Fact                 March 3, 1999
-----------------------------
*By Dennis E. Prohofsky



* Pursuant to power of attorney dated October 19, 1998, a copy of which is filed herewith.

                               EXHIBIT INDEX

Exhibit Number     Description of Exhibit
--------------     ----------------------

     4(a)      The Immediate Variable Annuity Contract, form MHC-95-9326.

     4(b)      The Immediate Variable Annuity Contract (Unisex), form
               MHC-95-9327.

     4(c) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418.

     4(d) The Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form MHC-98-9431.

     4(e)      The Qualified Plan Agreement, form MHC-88-9176.

     4(f)      Tax Sheltered Annuity, form MHC-88-9213.

     5(a)      Application, form MHC-95-9328.

     6(a) Restated Certificate of Incorporation of Minnesota Life Insurance Company.

     6(b)      The Bylaws of Minnesota Life Insurance Company.

     14 Minnesota Life Insurance Company Power of Attorney To Sign Registration Statement